Leases (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Navios Holdings USD ($)	Dec. 31, 2012 Navios Holdings USD ($)	Dec. 31, 2011 Navios Holdings USD ($)	Dec. 31, 2013 Logistics business USD ($)	Dec. 31, 2012 Logistics business USD ($)	Dec. 31, 2011 Logistics business USD ($)
Property Subject To Or Available For Operating Lease [Line Items]
Rent expense for office space	$ 1,320	€ 959	$ 2,899	$ 2,267	$ 2,229
Charter hire expense			$ 116,962	$ 112,536	$ 113,550	$ 1,286	$ 3,587	$ 5,910